Investments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Summary of Investments
As at December 31, 2022 and 2021, the Company had the following investment:

	2022	2021
Investment in PrairieSky Royalty Ltd.	$491	$309
The (gain) loss from the investment in PrairieSky was comprised as follows:

	2022	2021	2020
(Gain) loss from investment	$(182)	$(81)	$117
Dividend income	(14)	(7)	(9)
	$(196)	$(88)	$108
The (gain) loss from the investment in Inter Pipeline was comprised as follows:

	2022	2021	2020
(Gain) loss from investment	$—	$(51)	$68
Dividend income	—	(2)	(5)
	$—	$(53)	$63